Related Party Transactions (Details) (USD $)				9 Months Ended		9 Months Ended				9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Apr. 30, 2014 Founders [Member]	Sep. 30, 2014 Accounts Payable and Accrued Liabilities [Member]	Dec. 31, 2012 Accounts Payable and Accrued Liabilities [Member]	Sep. 30, 2014 Related Party Long-term Debt [Member] Loans Payable [Member]	Sep. 30, 2014 Related Party Long-term Debt [Member] Loan Payable NBHC shareholder STST [Member] Loans Payable [Member]		Dec. 31, 2013 Related Party Long-term Debt [Member] Loan Payable NBHC shareholder STST [Member] Loans Payable [Member]	Sep. 30, 2014 Related Party Long-term Debt [Member] Loan Payable NBHC shareholder ASO2020 [Member] Loans Payable [Member]	Dec. 31, 2013 Related Party Long-term Debt [Member] Loan Payable NBHC shareholder ASO2020 [Member] Loans Payable [Member]	Sep. 30, 2014 Related Party Long-term Debt [Member] Total Related Long Term Loans Noncurrent [Member] Loans Payable [Member]	Dec. 31, 2013 Related Party Long-term Debt [Member] Total Related Long Term Loans Noncurrent [Member] Loans Payable [Member]	Sep. 30, 2014 Related Party Debt Current [Member] Loan Payable Two Thousand Eleven Founders Note [Member] Loans Payable [Member]	Dec. 31, 2012 Related Party Debt Current [Member] Loan Payable Two Thousand Eleven Founders Note [Member] Loans Payable [Member]	Sep. 30, 2014 Related Party Debt Current [Member] Interest Payable Two Thousand Eleven Founders Note [Member] Loans Payable [Member]	Dec. 31, 2012 Related Party Debt Current [Member] Interest Payable Two Thousand Eleven Founders Note [Member] Loans Payable [Member]	Sep. 30, 2014 Related Party Debt Current [Member] Loan Payable BVH shareholder [Member] Loans Payable [Member]	Dec. 31, 2012 Related Party Debt Current [Member] Loan Payable BVH shareholder [Member] Loans Payable [Member]	Sep. 30, 2014 Related Party Debt Current [Member] Loan Payable NBHC shareholder STST [Member] Loans Payable [Member]	Dec. 31, 2012 Related Party Debt Current [Member] Loan Payable NBHC shareholder STST [Member] Loans Payable [Member]	Sep. 30, 2014 Related Party Debt Current [Member] Loan Payable NBHC shareholder ASO2020 [Member] Loans Payable [Member]	Dec. 31, 2012 Related Party Debt Current [Member] Loan Payable NBHC shareholder ASO2020 [Member] Loans Payable [Member]	Sep. 30, 2014 Related Party Debt Current [Member] Related Long Term Loans Current [Member] Loans Payable [Member]	Dec. 31, 2012 Related Party Debt Current [Member] Related Long Term Loans Current [Member] Loans Payable [Member]	Sep. 30, 2014 Founder [Member] Accounts Payable and Accrued Liabilities [Member]	Dec. 31, 2012 Founder [Member] Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Beginning balance	$ 46,371,713	$ 7,616,248			$ 203,050										$ 4,325,000		$ 296,248		$ 2,995,000		$ 0		$ 0		$ 7,616,248		$ 203,050
Ending balance	46,371,713	7,616,248		0	203,050									4,325,000	4,325,000	241,741 [1]	296,248	2,995,000	2,995,000	19,405,000 [2]	0	19,404,972 [2]	0	46,371,713	7,616,248	0	203,050
Due to Related Parties Noncurrent Before Unamortized Discount							0	[3]	17,030,000	0 [3]	17,029,972
Debt Instrument, Unamortized Discount	16,433,109		16,433,108									0 [4]	(16,756,054)
Due to Related Parties, Noncurrent	0	17,303,918										0	17,303,918
Proceeds from (Repayments of) Related Party Debt				$ (203,050)		$ (17,303,918)	$ (17,030,000)			$ (17,029,972)		$ 16,756,054		$ 0		$ (54,507)		$ 0		$ 19,405,000		$ 19,404,972		$ 38,755,465		$ (203,050)

[1]	Paid in cash
[2]	Loans payable to NBHC shareholders STST and ASO2020, including additional borrowing on May 28, 2014. On April 1, 2014, the loans were amended to remove the maturity date and have therefore been reclassified as current.
[3]	Balance at December 31, 2013 has been reclassified as current
[4]	Unamortized discount at December 31, 2013 was reduced by imputed interest of $322,946 which was recorded for the three months ended March 31, 2014, prior to the amendment of the loan. The net unamortized discount on April 1, 2014 of $16,433,109 has been recorded as a reduction of noncontrolling interest due to the debt modification.